Rights of use of assets (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 2,231	$ 2,881
Discontinued Operations [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets		$ 112